CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Restricted cash	¥ 3,686,203	¥ 3,677,557
Provision for doubtful accounts	145,699	50,544
Provision for loan losses	316,124	74,381
Loans receivable, net of provision for loan losses	4,808,252	2,331,108
Payable to platform customers	684,630	905,034
Quality assurance fund payable	4,776,153	3,819,379
Payroll and welfare payable	176,685	188,254
Taxes payable	128,298	225,101
Short-term borrowings	235,000	25,000
Funds payable to investors of consolidated trusts	3,660,483	1,505,909
Contract liabilities	55,728	165,469
Amounts due to related parties	4,309
Deferred tax liabilities	198,922	100,064
Accrued expenses and other liabilities	287,625	¥ 222,519
Leasing liabilities	¥ 85,143
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	20,634,265	46,301,000
Consolidated VIEs' principal subsidiaries [Member]
Payable to platform customers	¥ 684,630	¥ 905,034
Quality assurance fund payable	4,776,153	3,819,379
Payroll and welfare payable	115,540	129,809
Taxes payable	32,468	208,585
Short-term borrowings	85,000	0
Funds payable to investors of consolidated trusts	3,660,483	1,505,909
Contract liabilities	50,166	158,061
Amounts due to related parties	4,309	0
Deferred tax liabilities	84,284	0
Accrued expenses and other liabilities	47,117	78,268
Leasing liabilities	237,802	190,406
VIE's subsidiaries [Member]
Payable to platform customers	684,630	905,034
Quality assurance fund payable	4,776,153	3,819,379
Payroll and welfare payable	115,540	129,809
Taxes payable	32,468	208,585
Short-term borrowings	85,000	0
Funds payable to investors of consolidated trusts	3,660,483	1,505,909
Contract liabilities	50,166	158,061
Amounts due to related parties	4,309	0
Deferred tax liabilities	84,284	0
Accrued expenses and other liabilities	47,117	78,268
Leasing liabilities	¥ 237,802	¥ 190,406
Class A Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	964,071,169	874,071,169
Ordinary Stock, shares outstanding | shares	943,436,904	827,770,169
Class B Ordinary Shares [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	586,000,000	659,000,000
Ordinary Stock, shares outstanding | shares	586,000,000	659,000,000
Consolidated Trust [Member]
Restricted cash	¥ 799,646	¥ 303,667
Loans receivable, net of provision for loan losses	¥ 4,618,856	¥ 2,290,082